                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2001

Check here if Amendment [    ]; Amendment Number: [    ]
This Amendment (Check only one):    [    ] is a restatement.
                                    [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Fifth Third Asset Management
Address:                   38 Fountain Square Plaza
                           Cincinnati, Ohio 45263

13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                      Neal E. Arnold
Title:                     Executive Vice President, CFO
Phone:                     513-534-8577
Signature, Place, and Date of Signing:

         Neal E. Arnold                Cincinnati, Ohio        February 12, 2002
         ----------------------        ----------------        -----------------
         [Signature]                   [City, State]           [Date]

Report Type (Check only one):

[   ]  13F HOLDINGS REPORT

[ x ]  13F NOTICE

[   ]  13F COMBINATION REPORT

List of Managers Reporting for this Manager:

Fifth Third Bancorp -  #28-03158